Business Combinations - Schedule of Fair Value of the Identifiable Intangible Assets (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 775,000
Customer relationships [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets	670,000
Tradenames and trademarks [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets	100,000
Technology [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 5,000